PROPERTY, EQUIPMENT AND SOFTWARE, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Amortization expenses	$ 313	$ 368	$ 397
Depreciation expenses	1,066	1,268	2,108
Capitalized interest expenses	528	347	55
Property under capital lease [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property under capital lease	1,639	1,639
Initial term	20 years
Extended term	15 years
Amortization expenses	46	12
Estimated useful life	35 years
Future minimum lease payments	0
Construction in progress [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Amount of construction in progress to secure long-term bank loan of Vimicro Tianjin by means of a collateral	$ 21,046	$ 19,640